AMOUNTS RECEIVABLE AND OTHER ASSETS	12 Months Ended
Mar. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS	6. AMOUNTS RECEIVABLE AND OTHER ASSETS
	March 31, 2025	March 31, 2024
	($)	($)
Sales tax refundable	65,444	158,223
Prepaid	44,531	57,901

	109,975	216,124